Property plant and equipment net (Tables)	6 Months Ended
Mar. 31, 2025
Property plant and equipment net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Machinery and equipment	$2,276,969	$2,356,528
Property and buildings	60,820	740,140
Vehicles	24,491	25,347
Subtotal	2,362,280	3,122,015
Less: accumulated depreciation	(1,266,792)	(1,109,060)
Property and equipment, net	$1,095,488	$2,012,955